Stockholders' Equity (Details) - Schedule of common stock warrants - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of common stock warrants [Abstract]
Shares Issuable Under Warrants, Beginning balance	5,813,804	5,813,804
Weighted-average Exercise Price, Beginning balance	$ 11.5	$ 11.5
Weighted Average Remaining Life, Beginning balance	3 years 11 months 19 days	3 years 4 months 13 days
Aggregate Intrinsic Value, Beginning balance
Shares Issuable Under Warrants, Issued
Weighted-average Exercise Price, Issued
Weighted Average Remaining Life, Issued
Aggregate Intrinsic Value, Issued
Shares Issuable Under Warrants, Exercised
Weighted-average Exercise Price, Exercised
Weighted Average Remaining Life, Exercised
Aggregate Intrinsic Value, Exercised
Shares Issuable Under Warrants, Expired/canceled
Weighted-average Exercise Price, Expired/canceled
Weighted Average Remaining Life, Expired/canceled
Aggregate Intrinsic Value, Expired/canceled
Shares Issuable Under Warrants, Ending balance	5,813,804	5,813,804
Weighted-average Exercise Price, Ending balance	$ 11.5	$ 11.5
Weighted Average Remaining Life, Ending balance	3 years 4 months 13 days	2 years 11 months 19 days
Aggregate Intrinsic Value, Ending balance